SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basic and Diluted Loss Per Common Share
Non-redeemable common stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable common stock shares’ proportionate interest.

	Year Ended December 31,	For the Period from February 28, 2019 (Inception) Through December 31,
	2020	2019
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$849,889	$2,231,675
Income Tax, Franchise Tax, and Regulatory Compliance Fees	(286,939)	(516,716)
Net Earnings	$562,950	$1,714,959
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	23,840,175	23,888,417
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.02	$0.07

Non-Redeemable Class A and B Common Stock
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$(4,452,960)	$1,403,487
Less: Redeemable Net Earnings	(562,950)	(1,714,959)
Non-Redeemable Net Loss	$(5,015,910)	$(311,472)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted	7,409,825	6,908,855
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(0.68)	$(0.05)